Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 12,550	$ 15,804	$ 70,021	$ 52,852
Cost of revenues	12,081	12,211	54,876	43,876
Gross profit	469	3,593	15,145	8,976
Operating expenses:
General and administrative	13,877	10,128	59,436	37,078
Sales and marketing	213	1,145	3,307	3,352
Impairment of content assets			1,073
Loss from operations	(13,621)	(7,680)	(48,671)	(31,454)
Other expense:
Interest (income) expense, net	(162)	1,851	4,483	5,467
Change in fair value of warrant liabilities	(13)		(90)
Loss on debt extinguishment			115,292
Other, net	594	11	178	(55)
Total other expense:	419	1,862	119,863	5,412
Net loss	$ (14,040)	$ (9,542)	$ (168,534)	$ (36,866)
Net loss per common share basic (in Dollars per share)	$ (0.22)	$ (0.46)	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding basic (in Shares)	64,071,686	20,640,022	39,872,308	19,187,873